Contract Liability (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liability [Abstract]
Schedule of Contract Liability

Contract liabilities consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Advance from customers	$1,712	$65,073
Total contract liabilities	$1,712	$65,073

	For the year ended December 31,
	2024	2023
Balance at the beginning of the year	$65,073	$—
Cash received in advance	24,043	65,073
Revenue recognized from operating balance of deferred revenue	(65,073)	—
Revenue recognized from contract liabilities arising during the year	(22,331)	—
Balance at the end of the year	$1,712	$65,073